EQUITY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF WARRANTS OUTSTANDING

As of September 30, 2025, the Company had the following warrants outstanding:

	Warrants Outstanding (in thousands)	Exercise Price	Issuance Date	Expiration Date	Classification
Q1-22 Warrants	23	$572.98	03/09/22	09/09/27	Liability
December 2022 Warrants	9	$21.45	12/02/22	06/02/28	Equity
Prefunded warrants	75	$0.075	10/29/24	None	Equity
Prefunded warrants	34	$0.075	04/02/25	None	Equity
Prefunded warrants	274	$0.075	06/09/25	None	Equity
	415

During the year ended December 31, 2024, the Company had the following warrant activity (in thousands):

	Outstanding January 1, 2024	Granted	Exchanged Warrants	Outstanding December 31, 2024
Q1-22 Warrants	23	-	-	23
December 2022 Warrants	291	-	(282)	9
July 2023 Warrants	406	-	(406)	-
December 2023 Warrants	541	98	(639)	-
Prefunded Warrants	-	125	-	125
Total	1,261	223	(1,327)	157

SCHEDULE OF COMMON STOCK AND PRE-FUNDED WARRANTS

During the nine months ended September 30, 2025, the Company sold the following shares of common stock and pre-funded warrants under the 2025 SPA (in thousands):

Date	Common Stock	Pre-funded Warrants	Gross Proceeds
April 2, 2025	662	34	$1,090
June 9, 2025	3,182	622	5,921
June 27, 2025	121	-	190
	3,965	656	$7,201

SCHEDULE OF WARRANTS ACTIVITY

The following table shows the warrant activity from January 1, 2025 through September 30, 2025 (in thousands):

	Outstanding January 1, 2025	Granted	Exercised	Outstanding September 30, 2025
Q1-22 Warrants	23	-	-	23
December 2022 Warrants	9	-	-	9
Prefunded warrants	125	656	398	383
Total	157	656	398	415